Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Detailed Information About Intangible Assets

(in thousands)	Goodwill	Concessions, licenses, in-process R&D and similar rights	Advance payments	Total
Acquisition costs
As of January 1, 2019	€534	€101,853	€1,497	€103,883
Additions	-	11,744	1,529	13,273
Disposals	-	(133)	(477)	(610)
Reclassifications	-	146	(146)	-
Currency differences	-	(23)	-	(23)
Acquisition of subsidiaries and businesses	2,444	2,726	-	5,170
As of December 31, 2019	€2,978	€116,313	€2,403	€121,693
As of January 1, 2020	€2,978	€116,313	€2,403	€121,693
Additions	-	4,187	4,426	8,613
Disposals	-	(5,435)	(643)	(6,078)
Reclassifications	-	233	(233)	-
Currency differences	(6,750)	(3,897)	-	(10,647)
Acquisition of subsidiaries and businesses	57,469	35,845	-	93,314
As of December 31, 2020	€53,697	€147,246	€5,953	€206,895

(in thousands)	Goodwill	Concessions, licenses, in-process R&D and similar rights	Advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2019	-	€15,842	-	€15,842
Depreciation	-	16,502	-	16,502
Disposals	-	(81)	-	(81)
Reclassifications	-	-	-	-
Currency differences	-	(3)	-	(3)
As of December 31, 2019	-	€32,260	-	€32,260
As of January 1, 2020	-	€32,260	-	€32,260
Depreciation	-	16,627	-	16,627
Disposals	-	(5,410)	-	(5,410)
Reclassifications	-	-	-	-
Currency differences	-	(72)	-	(72)
As of December 31, 2020	-	€43,405	-	€43,405

(in thousands)	Goodwill	Concessions, licenses, in-process R&D and similar rights	Advance payments	Total
Carrying amount
As of January 1, 2019	€534	€86,011	€1,497	€88,042
As of December 31, 2019	€2,978	€84,053	€2,403	€89,434
As of December 31, 2020	€53,697	€103,841	€5,953	€163,490

Summary of Goodwill Recognized

	CGU Immunotherapies		External Product Sales of JPT		Total
(in thousands)	As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019
Goodwill	€53,163	€2,444	€534	€534	€53,697	€2,978